Equity and Earnings per Common Share, Equity Incentive Plan (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans, Beginning Balance (in shares)	1,114,149	1,156,049	1,168,838	1,235,213	1,156,049	1,235,213	1,235,213
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)			(12,789)				0
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans, Ending Balance (in shares)	1,082,253	1,114,149	1,156,049	1,168,838	1,082,253	1,156,049	1,156,049
Weighted Average Issuance Price (in dollars per share)			$ 16.42			$ 16.42	$ 16.68
January 2, 2019 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)				(66,375)
Weighted Average Issuance Price (in dollars per share)				$ 17.64
March 26, 2019 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)				0
Weighted Average Issuance Price (in dollars per share)				$ 17.23
January 2, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)		(41,900)
Weighted Average Issuance Price (in dollars per share)		$ 14.55
March 16, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)		0
Weighted Average Issuance Price (in dollars per share)		$ 8.01
April 28, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)	(9,672)
Weighted Average Issuance Price (in dollars per share)	$ 6.27				$ 6.27
June 18, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans During the Period (in shares)	(22,224)
Weighted Average Issuance Price (in dollars per share)	$ 9.18				$ 9.18
LTIP-OP Units [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, Beginning Balance (in shares)	(332,175)	(290,275)	(290,275)	(223,900)	(290,275)	(223,900)	(223,900)
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)		0	0
LTIP-OP Units, Ending Balance (in shares)	(341,847)	(332,175)	(290,275)	(290,275)	(341,847)	(290,275)	(290,275)
LTIP-OP Units Forfeited, Beginning Balance (in shares)	916	916	916	916	916	916	916
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)			0				0
LTIP-OP Units Forfeited, Ending Balance (in shares)	916	916	916	916	916	916	916
LTIP-OP Units Converted, Beginning Balance (in shares)	28,417	18,917	18,917	12,917	18,917	12,917	12,917
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)			0
LTIP-OP Units Converted, Ending Balance (in shares)	28,417	28,417	18,917	18,917	28,417	18,917	18,917
LTIP-OP unit vesting period					3 years
Share-based compensation expense recognized	$ 306,000		$ 248,000		$ 570,000	$ 514,000
Unrecognized share-based compensation expense	$ 1,300,000				$ 1,300,000
LTIP-OP Units [Member] | January 2, 2019 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)				(66,375)
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)				0
LTIP-OP Units [Member] | March 26, 2019 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)				0
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)				0
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)				6,000
LTIP-OP Units [Member] | January 2, 2020 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)		(41,900)
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)		0
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)		0
LTIP-OP Units [Member] | March 16, 2020 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)		0
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)		9,500
LTIP-OP Units [Member] | April 28, 2020 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)	(9,672)
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)	0
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)	0
LTIP-OP Units [Member] | June 18, 2020 [Member]
Equity Incentive Plan Information [Abstract]
LTIP-OP Units, number of securities issued or to be issued upon exercise (in shares)	0
LTIP-OP Units Forfeited, number of securities issued or to be issued upon exercise (in shares)	0
LTIP-OP Units Converted, number of securities issued or to be issued upon exercise (in shares)	0
LTIP-OP Units [Member] | Maximum [Member]
Equity Incentive Plan Information [Abstract]
Period of recognition of unrecognized share-based compensation expense					3 years
Common Stock [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, Beginning Balance (in shares)	(86,164)	(76,664)	(63,875)	(57,875)	(76,664)	(57,875)	(57,875)
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)			(12,789)
Shares of Common Stock Issued, Ending Balance (in shares)	(108,388)	(86,164)	(76,664)	(63,875)	(108,388)	(76,664)	(76,664)
Shares of Common Stock Forfeited, Beginning Balance (in shares)	3,155	3,155	3,155	3,155	3,155	3,155	3,155
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)			0				0
Shares of Common Stock Forfeited, Ending Balance (in shares)	3,155	3,155	3,155	3,155	3,155	3,155	3,155
Common Stock [Member] | January 2, 2019 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)				0
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)				0
Common Stock [Member] | March 26, 2019 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)				(6,000)
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)				0
Common Stock [Member] | January 2, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)		0
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)		0
Common Stock [Member] | March 16, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)		(9,500)
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)		0
Common Stock [Member] | April 28, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)	0
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)	0
Common Stock [Member] | June 18, 2020 [Member]
Equity Incentive Plan Information [Abstract]
Shares of Common Stock Issued, number of securities issued or to be issued upon exercise (in shares)	(22,224)
Shares of Common Stock Forfeited, number of securities issued or to be issued upon exercise (in shares)	0
2013 Plan [Member] | LTIP-OP Units [Member]
Equity Incentive Plan Information [Abstract]
Number of share equivalent to unit awarded (in shares)					1